UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05088

THE ALLIANCEBERNSTEIN PORTFOLIOS

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: July 31, 2011

Date of reporting period: October 31, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Growth Fund

Portfolio of Investments

October 31, 2011 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.3%
Information Technology - 31.7%
Communications Equipment - 5.1%
Cisco Systems, Inc.	595,390	$11,032,576
QUALCOMM, Inc.	374,500	19,324,200

		30,356,776

Computers & Peripherals - 8.2%
Apple, Inc. (a)	98,430	39,842,495
EMC Corp./Massachusetts (a)	354,780	8,695,658

		48,538,153

Internet Software & Services - 3.8%
Google, Inc.-Class A (a)	37,950	22,490,688

IT Services - 3.0%
Accenture PLC	196,900	11,865,194
Visa, Inc.-Class A	63,080	5,882,841

		17,748,035

Semiconductors & Semiconductor Equipment - 3.2%
Broadcom Corp.-Class A (a)	308,660	11,139,539
Marvell Technology Group Ltd. (a)	555,230	7,767,668

		18,907,207

Software - 8.4%
Citrix Systems, Inc. (a)	102,880	7,492,751
Intuit, Inc.	142,630	7,654,952
Oracle Corp.	634,100	20,779,457
Red Hat, Inc. (a)	130,440	6,476,346
TIBCO Software, Inc. (a)	239,370	6,915,399

		49,318,905

		187,359,764

Consumer Discretionary - 16.4%
Auto Components - 0.9%
Johnson Controls, Inc.	156,370	5,149,264

Automobiles - 1.0%
Harley-Davidson, Inc.	154,500	6,010,050

Hotels, Restaurants & Leisure - 4.6%
Las Vegas Sands Corp. (a)	127,780	5,999,271
McDonald’s Corp.	129,770	12,049,144
Starbucks Corp.	152,870	6,472,516
Starwood Hotels & Resorts Worldwide, Inc.	54,450	2,728,490

		27,249,421

Internet & Catalog Retail - 1.7%
Amazon.com, Inc. (a)	33,370	7,124,829
priceline.com, Inc. (a)	5,900	2,995,548

		10,120,377

Media - 1.1%
Walt Disney Co. (The)	188,700	6,581,856

Company	Shares	U.S. $ Value
Multiline Retail - 1.0%
Macy’s, Inc.	188,830	5,764,980

Specialty Retail - 3.4%
Bed Bath & Beyond, Inc. (a)	76,920	4,756,733
Home Depot, Inc.	305,520	10,937,616
Limited Brands, Inc.	105,395	4,501,420

		20,195,769

Textiles, Apparel & Luxury Goods - 2.7%
NIKE, Inc.-Class B	64,040	6,170,254
PVH Corp.	79,570	5,920,804
VF Corp.	28,410	3,926,830

		16,017,888

		97,089,605

Energy - 13.0%
Energy Equipment & Services - 5.7%
Halliburton Co.	177,680	6,638,125
National Oilwell Varco, Inc.	68,560	4,890,385
Saipem SpA	107,550	4,805,593
Schlumberger Ltd.	174,140	12,794,066
Technip SA	49,830	4,711,774

		33,839,943

Oil, Gas & Consumable Fuels - 7.3%
Anadarko Petroleum Corp.	103,610	8,133,385
Chevron Corp.	138,040	14,501,102
EOG Resources, Inc.	81,930	7,327,000
Noble Energy, Inc.	88,240	7,883,362
Occidental Petroleum Corp.	54,980	5,109,841

		42,954,690

		76,794,633

Health Care - 13.0%
Biotechnology - 2.2%
Amarin Corp. PLC (ADR) (a)	207,100	1,946,740
Gilead Sciences, Inc. (a)	196,860	8,201,188
Pharmasset, Inc. (a)	42,330	2,980,032

		13,127,960

Health Care Equipment & Supplies - 3.5%
Baxter International, Inc.	92,900	5,107,642
Covidien PLC	151,200	7,112,448
Stryker Corp.	143,250	6,863,108
Volcano Corp. (a)	69,400	1,730,142

		20,813,340

Health Care Providers & Services - 4.9%
Express Scripts, Inc.-Class A (a)	109,200	4,993,716
Healthspring, Inc. (a)	96,800	5,221,392
HMS Holdings Corp. (a)	202,580	4,951,055
McKesson Corp.	103,270	8,421,668
UnitedHealth Group, Inc.	106,940	5,132,051

		28,719,882

Company	Shares	U.S. $ Value
Pharmaceuticals - 2.4%
Allergan, Inc./United States	73,200	6,157,584
Perrigo Co.	44,390	4,007,529
Watson Pharmaceuticals, Inc. (a)	56,800	3,814,688

		13,979,801

		76,640,983

Industrials - 9.9%
Aerospace & Defense - 3.4%
Boeing Co. (The)	117,200	7,710,588
United Technologies Corp.	158,490	12,359,050

		20,069,638

Air Freight & Logistics - 2.2%
United Parcel Service, Inc.-Class B	182,500	12,818,800

Electrical Equipment - 1.7%
AMETEK, Inc.	92,000	3,635,840
Emerson Electric Co.	138,770	6,677,613

		10,313,453

Industrial Conglomerates - 1.9%
Danaher Corp.	237,340	11,475,389

Machinery - 0.7%
Joy Global, Inc.	46,000	4,011,200

		58,688,480

Consumer Staples - 8.0%
Beverages - 0.9%
Coca-Cola Enterprises, Inc.	198,030	5,311,165

Food Products - 3.1%
General Mills, Inc.	146,090	5,628,847
Kellogg Co.	96,680	5,241,023
Kraft Foods, Inc.-Class A	199,750	7,027,205

		17,897,075

Tobacco - 4.0%
Altria Group, Inc.	340,640	9,384,632
Philip Morris International, Inc.	205,600	14,365,272

		23,749,904

		46,958,144

Financials - 4.1%
Commercial Banks - 0.8%
Wells Fargo & Co.	186,460	4,831,179

Diversified Financial Services - 2.0%
CME Group, Inc.-Class A	11,460	3,157,917
IntercontinentalExchange, Inc. (a)	34,860	4,527,617
JPMorgan Chase & Co.	106,300	3,694,988

		11,380,522

Insurance - 1.3%
AON Corp.	51,780	2,413,984
MetLife, Inc.	76,640	2,694,662

Company	Shares	U.S. $ Value
Prudential Financial, Inc.	48,100	2,607,020

		7,715,666

		23,927,367

Materials - 2.2%
Chemicals - 2.2%
Monsanto Co.	94,410	6,868,327
Potash Corp. of Saskatchewan, Inc.	127,500	6,034,575

		12,902,902

Total Common Stocks (cost $594,833,627)		580,361,878

SHORT-TERM INVESTMENTS - 3.8%
Investment Companies - 3.8%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.09% (b) (cost $22,366,419)	22,366,419	22,366,419

Total Investments - 102.1% (cost $617,200,046) (c)		602,728,297
Other assets less liabilities - (2.1)%		(12,466,181)

Net Assets - 100.0%		$590,262,116

(a)	Non-income producing security.
(b)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(c)	As of October 31, 2011, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $15,345,856 and gross unrealized depreciation of investments was $(29,817,605), resulting in net unrealized depreciation of $(14,471,749).

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt

AllianceBernstein Growth Fund

October 31, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of October 31, 2011:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks
Information Technology	$187,359,764		$	– 0	–	$	– 0	–	$187,359,764
Consumer Discretionary	97,089,605			– 0	–		– 0	–	97,089,605
Energy	67,277,266			9,517,367			– 0	–	76,794,633
Health Care	76,640,983			– 0	–		– 0	–	76,640,983
Industrials	58,688,480			– 0	–		– 0	–	58,688,480
Consumer Staples	46,958,144			– 0	–		– 0	–	46,958,144
Financials	23,927,367			– 0	–		– 0	–	23,927,367
Materials	12,902,902			– 0	–		– 0	–	12,902,902
Short-Term Investments	22,366,419			– 0	–		– 0	–	22,366,419

Total Investments in Securities	593,210,930			9,517,367	+		– 0	–	602,728,297
Other Financial Instruments*	– 0	–		– 0	–		– 0	–	– 0	–

Total	$593,210,930			$9,517,367		$	– 0	–	$602,728,297

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
+	A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

11 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

11 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): The AllianceBernstein Portfolios

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	December 22, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	December 22, 2011

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	December 22, 2011